Average Annual Total Returns - Western Asset High Yield Fund	Sep. 30, 2020	[2]
Bloomberg Barclays U.S. Corporate High Yield—2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	14.32%	[1]
5 Years	6.14%	[1]
10 Years	7.55%	[1]
Class I
Average Annual Return:
1 Year	14.88%
5 Years	5.14%
10 Years	6.78%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	12.33%
5 Years	2.54%
10 Years	3.93%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.74%
5 Years	2.72%
10 Years	4.00%
Class IS
Average Annual Return:
1 Year	15.09%
5 Years	5.20%
10 Years	6.84%
CLASS A
Average Annual Return:
1 Year	9.74%
5 Years	3.97%
10 Years
Since Inception	4.78%
Inception Date	Apr. 30, 2012
Class C
Average Annual Return:
1 Year	12.87%
5 Years	4.07%
10 Years
Since Inception	4.46%
Inception Date	Apr. 30, 2012
Class R
Average Annual Return:
1 Year	14.34%
5 Years	4.55%
10 Years
Since Inception	4.94%
Inception Date	Apr. 30, 2012
Class A2
Average Annual Return:
1 Year	9.78%
5 Years	3.95%
10 Years
Since Inception	2.87%
Inception Date	Aug. 01, 2014

[1]

For Class A, Class A2, Class C and Class R shares, for the period from the class’ inception date to December 31, 2019, the average annual total return of the Bloomberg Barclays U.S. Corporate High Yield—2% Issuer Cap Index was 6.43%, 5.45%, 6.43% and 6.43%, respectively.

[2]	The total returns include gains from the settlement of securities litigation. Without these gains, total returns would have been lower.